Acquisitions, Divestitures, Assets and Liabilities Held for Sale, Licensing Arrangements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Privately Held Investment - GSK (Details) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019
Liabilities Held for Sale
Total Consumer liabilities held for sale	[1]	$ 1,890	$ 0
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Assets Held for Sale
Assets held for sale		9,725	12
Other assets held for sale	[2]	46	12
Consumer Healthcare [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Assets Held for Sale
Cash and cash equivalents		32	0
Trade accounts receivable, less allowance for doubtful accounts		532	0
Inventories		538	0
Other current assets		56	0
PP&E		675	0
Identifiable intangible assets, less accumulated amortization		5,763	0
Goodwill		1,972	0
Noncurrent deferred tax assets and other noncurrent tax assets		54	0
Other noncurrent assets		57	0
Assets held for sale		9,678	0
Liabilities Held for Sale
Trade accounts payable		406	0
Income taxes payable		39	0
Accrued compensation and related items		93	0
Other current liabilities		353	0
Pension benefit obligations, net		39	0
Postretirement benefit obligations, net		33	0
Noncurrent deferred tax liabilities		870	0
Other noncurrent liabilities		56	0
Total Consumer liabilities held for sale		1,890	0
Pre-tax income attributable to disposal group		$ 977	$ 863	$ 780
GSK Consumer Healthcare [Member] | Forecast [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment, ownership percentage					32.00%
GSK [Member] | GSK Consumer Healthcare [Member] | Forecast [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment, ownership percentage					68.00%

[1]	Amounts may not add due to rounding.
[2]	Other assets held for sale consist of PP&E.